Stockholders' Deficiency (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 24, 2019	Jan. 09, 2019	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 10, 2019	Apr. 09, 2019	Feb. 22, 2017
Common stock, shares authorized						495,000,000	495,000,000			495,000,000
Common stock, par value						$ 0.001	$ 0.001
Preferred stock, shares authorized						5,000,000	5,000,000			5,000,000
Preferred stock, par value						$ 0.001	$ 0.001
Debt instrument convertible debt			$ 8,305			$ 8,305	$ 308,582
Authorized shares capital						495,000,000		30,000,000	500,000,000	495,000,000
Number of shares issued
Number of shares issued for non-cash
Subsequent Event [Member] | PrefCo [Member]
Number of preferred units issued	3,000
Number of preferred units issued, value	$ 3,000,000
Common Stock [Member]
Common stock, shares authorized				25,000,000	25,000,000
Debt instrument convertible debt			$ 868			$ 868	$ 6,711
Debt converted into shares of common stock			868,182			868,181	6,709,583
Number of shares issued
Common Stock [Member] | Subsequent Event [Member] | PrefCo [Member]
Number of shares sold	10,000
Number of shares sold, value	$ 1,000
PLC NON-ECI Master Fund [Member] | Preferred Stock [Member] | Subsequent Event [Member] | PrefCo [Member]
Number of shares sold	3,000
Number of shares sold, value	$ 3,000,000
Conversion Agreement [Member] | SBI Investments LLC [Member] | Promissory Note [Member]
Debt instrument convertible debt		$ 916,667
Conversion Agreement [Member] | Old Main Capital, LLC [Member] | Promissory Note [Member]
Debt instrument convertible debt		$ 733,333
Purchase Agreement [Member] | Subsequent Event [Member] | Investors [Member]
Line of credit, maximum borrowing capacity	$ 10,000,000
Line of credit description	Notwithstanding any other terms of the Purchase Agreement, in each instance, (i) the amount that is the subject of a Put Notice (the "Investment Amount") is not more than the Maximum Put Amount (as defined below), (ii) the aggregate Investment Amount of all Put Notices shall not exceed the Maximum Commitment Amount and (iii) the Company cannot deliver consecutive Put Notices and/or consummate closings to the same Investor, meaning for the avoidance of doubt, that Put Notices delivered by the Company must alternate between Oasis and SBI. "Maximum Put Amount" means the lesser of (i) such amount that equals two hundred fifty percent (250%) of the average daily trading volume of the Common Stock and (ii) One Million Dollars ($1,000,000.00). The price paid for each share of Common Stock (the "Purchase Price") subject to a Put Notice (each, a "Put Share") shall be 85% of the Market Price (as defined below) on the date upon which the Purchase Price is calculated in accordance with the terms and conditions of the Purchase Agreement. "Market Price" means the one (1) lowest traded price of the Common Stock on the principal market for any trading day during the Valuation Period (as defined below), as reported by Bloomberg Finance L.P. or other reputable source. "Valuation Period" means the period of five (5) consecutive trading days immediately following the Clearing Date
Commitment fee percentage	4.00%
C-PAK Holdings LLC Agreement [Member] | Subsequent Event [Member]
Cumulative preferred distributions, amount	$ 1,000
Distribution payment rate for preferred stock	50.00%
Preferred units, description	Under the C-PAK Holdings LLC Agreement, holders of Preferred Units shall be entitled to receive cumulative preferred distributions which shall accrue on the sum of $1,000, plus the amount of accrued and unpaid preferred distributions at a rate of 13% per annum plus the LIBOR rate set forth under the Loan Agreement, as the same shall be increased by 2% per annum in the event the Company fails (a) to properly redeem the Preferred Units as required under the C-PAK Holdings LLC Agreement, (b) to pay the Redemption Price upon the liquidation, dissolution or winding-up of C-PAK Holdings; or (c) to redeem the Common Units owned by PLC ECI-Master Fund when and if PLC ECI-Master Fund exercised its right to put the Common Units to C-PAK Holdings, at the then fair market value thereof. The holders of the Preferred Units shall furthermore be entitled to receive distributions before the holders of the Common Units. On each Distribution Payment Date up to fifty percent (50%) of any Preferred Unit distributions accrued during the quarter ending on such date may be declared and paid in cash. For the portion of the distributions on Preferred Units that are not paid in cash on the Distribution Payment Date, that amount shall be added to the Liquidation Preference and shall thereafter accrue and compound at the Preferred Distribution Rate.C-PAK Holdings may redeem Preferred Units at any time upon payment of the Redemption Price. In the event of a change of control, insolvency, or liquidation of C-PAK Holdings or any default and acceleration under the Loan Agreement, C-PAK Holdings must redeem the Preferred Units at the Redemption Price. Finally, holders of Preferred Units may elect to sell their Preferred Units to the Company at any time following May 2, 2024 at the applicable Redemption Price.Under the C-PAK Holdings LLC Agreement, the "Redemption Price" to be paid (i) before May 2, 2022 is equal to the sum of two (2) times the sum of the sum of (A) $1,000, plus (B)(1) the amount of accrued and unpaid preferred distributions calculated at a rate of 13% per annum plus the LIBOR rate set forth under the Loan Agreement, plus (2) the amount of the preferred distributions that would accrue during the same period; and (ii) after May 2, 2022, shall be an amount equal to the sum of (Y) $1,000, plus (Z) the amount of accrued and unpaid preferred distributions calculated at a rate of 13% per annum plus the LIBOR rate set forth under the Loan Agreement, as the same may be adjusted to reflect defaults under the C-PAK Holdings LLC Agreement.
C-PAK Holdings LLC Agreement [Member] | Subsequent Event [Member] | LIBOR [Member]
Percentage for unpaid preferred stock distribution	13.00%
C-PAK Holdings LLC Agreement [Member] | Subsequent Event [Member] | PrefCo [Member]
Number of shares sold	9,000
C-PAK Holdings LLC Agreement [Member] | PLC ECI-Master Fund [Member] | Subsequent Event [Member]
Number of shares sold	1,000
Class A Common Stock [Member]
Common stock, shares authorized				22,500,000	22,500,000	22,500,000
Common stock, par value				$ 0.007	$ 0.007	$ 0.007		$ 0.001
Class B Common Stock [Member]
Common stock, shares authorized				2,500,000	2,500,000	2,500,000
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Series A Preferred Stock [Member]
Preferred stock, shares authorized				5,000,000	5,000,000
Preferred stock, par value				$ 0.001	$ 0.001
Series B Preferred Stock [Member]
Preferred stock, shares authorized				96,428	96,428	96,428
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001
Debt instrument convertible debt
Debt converted into shares of common stock
Preferred stock, previously designated of shares				96,428	96,428
Series B Preferred Stock [Member] | Conversion Agreement [Member] | SBI Investments LLC [Member]
Preferred stock, par value		$ 0.001
Debt converted into shares of common stock		54,000
Series B Preferred Stock [Member] | Conversion Agreement [Member] | Old Main Capital, LLC [Member]
Debt converted into shares of common stock		42,429
Series B Preferred Stock [Member] | Purchase Agreement [Member] | Subsequent Event [Member] | Investors [Member]
Number of shares issued	28,752
Preferred Stock [Member]
Preferred stock, shares authorized				5,000,000	5,000,000
Debt instrument convertible debt
Debt converted into shares of common stock
Number of shares issued							1,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized				5,000,000	5,000,000	5,000,000
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001
Debt instrument convertible debt
Debt converted into shares of common stock
Preferred stock, previously designated of shares				1,000	1,000